OTHER OPERATING GAINS (Tables)	12 Months Ended
Dec. 31, 2020
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS

(in thousands of $)	2020	2019	2018
Gain on settlement of claim	3,422	3,737	—
Other gains	353	628	—
Gain on sale of vessel	12,354	—	—
Gain on sale of subsidiary	6,928	—	—
Gain on termination of vessel leases	7,409	—	10,324
Loss on pool arrangements	(564)	(943)	(118)
	29,902	3,422	10,206